Derivatives and fair value measurements - Interest Rate Swap (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Fair Value/Carrying Amount of (Liability)	$ 987	$ 420
Fair Value/ Carrying Amount of Asset	$ 6,041	$ 0
U.S. Dollar-denominated Interest Rate Swap
Derivative [Line Items]
Interest Rate Index	Euribor	Euribor
Principal Amount	$ 3,685	$ 4,233
Fair Value/Carrying Amount of (Liability)	(399)	(420)
Fair Value/ Carrying Amount of Asset	$ 6,041	$ 0
Weighted-average remaining term	9 years 3 months	10 years 3 months
Fixed Interest Rate	2.35%	2.35%
U.S. Dollar-denominated Interest Rate Swap
Derivative [Line Items]
Interest Rate Index	Libor
Principal Amount	$ 75,000
Fair Value/ Carrying Amount of Asset	$ 1,463
Weighted-average remaining term	4 years 5 months 4 days
Fixed Interest Rate	1.39%
U.S. Dollar-denominated Interest Rate Swap
Derivative [Line Items]
Interest Rate Index	Libor
Principal Amount	$ 75,000
Fair Value/ Carrying Amount of Asset	$ 1,608
Weighted-average remaining term	4 years 5 months 1 day
Fixed Interest Rate	1.35%
U.S. Dollar-denominated Interest Rate Swap
Derivative [Line Items]
Interest Rate Index	Libor
Principal Amount	$ 75,000
Fair Value/ Carrying Amount of Asset	$ 2,970
Weighted-average remaining term	4 years 6 months 7 days
Fixed Interest Rate	0.95%